Finance Lease Receivables - Minimum Lease Receivbales Schedule (Details) $ in Millions	Dec. 31, 2015 USD ($)
2016	$ 44.8
2017	22.1
2018	4.7
2019	2.2
2020	1.2
Thereafter	1.0
Total	$ 76.0